AST T. ROWE PRICE CORPORATE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 99.4%
Asset-Backed Securities — 6.4%
Automobiles — 0.5%
Santander Drive Auto Receivables Trust,
Series 2019-03, Class C
2.490%	10/15/25	25	$ 24,124
Other — 5.9%
Applebee’s Funding LLC/IHOP Funding LLC,
Series 2019-01A, Class A2I, 144A
4.194%	06/07/49	50	45,475
Domino’s Pizza Master Issuer LLC,
Series 2018-01A, Class A2I, 144A
4.116%	07/25/48	49	47,552
Series 2019-01A, Class A2, 144A
3.668%	10/25/49	50	44,480
Driven Brands Funding LLC,
Series 2019-02A, Class A2, 144A
3.981%	10/20/49	25	23,043
Planet Fitness Master Issuer LLC,
Series 2019-01A, Class A2, 144A
3.858%	12/05/49	50	39,101
Sonic Capital LLC,
Series 2020-01A, Class A2I, 144A
3.845%	01/20/50	25	23,913
Taco Bell Funding LLC,
Series 2018-01A, Class A2I, 144A
4.318%	11/25/48	34	33,699
Wendy’s Funding LLC,
Series 2018-01A, Class A2I, 144A
3.573%	03/15/48	49	44,605
			301,868

Total Asset-Backed Securities (cost $361,879)			325,992
Corporate Bonds — 87.3%
Aerospace & Defense — 0.7%
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.500%	05/15/36	30	33,471
Agriculture — 4.0%
Altria Group, Inc.,
Gtd. Notes
2.625%	09/16/26	35	33,412
4.400%	02/14/26	15	15,471
5.950%	02/14/49	15	17,358
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.764%	08/15/22	50	49,307
3.557%	08/15/27	35	33,545
Bunge Ltd. Finance Corp.,
Gtd. Notes
3.500%	11/24/20	25	25,187
4.350%	03/15/24	26	26,949
			201,229
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines — 2.2%
American Airlines 2017-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.600%	04/15/31	69	$ 62,721
United Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
4.150%	02/25/33	40	41,469
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	10	8,545
			112,735
Auto Manufacturers — 3.1%
General Motors Financial Co., Inc.,
Gtd. Notes
3.700%	11/24/20	15	14,840
4.000%	10/06/26	25	21,180
4.200%	03/01/21	5	4,810
4.350%	04/09/25	10	8,659
Sr. Unsec’d. Notes
5.100%	01/17/24	25	22,894
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A
4.050%	02/04/22	60	58,012
Hyundai Capital America,
Gtd. Notes, 144A
2.375%	02/10/23	15	14,159
2.850%	11/01/22	14	13,530
			158,084
Banks — 3.0%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
2.496%(ff)	02/13/31	40	38,672
4.271%(ff)	07/23/29	35	37,920
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.960%(ff)	01/29/27	50	53,920
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31	25	24,326
			154,838
Beverages — 1.4%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.750%	01/23/29	25	27,567
5.550%	01/23/49	30	35,261
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.625%	03/19/27	10	10,461
			73,289
Chemicals — 0.5%
Ecolab, Inc.,
Sr. Unsec’d. Notes
3.950%	12/01/47	25	25,705
A1

AST T. ROWE PRICE CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Computers — 1.0%
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
4.000%	07/15/24	50	$ 50,550
Diversified Financial Services — 5.4%
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.250%	02/15/27	15	11,512
4.375%	05/01/26	50	40,052
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.750%	03/09/27	35	34,292
GTP Acquisition Partners I LLC,
Sec’d. Notes, 144A
3.482%	06/15/50	100	100,573
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.850%	03/26/50	10	12,206
Synchrony Financial,
Sr. Unsec’d. Notes
2.850%	07/25/22	50	47,564
Western Union Co. (The),
Sr. Unsec’d. Notes
2.850%	01/10/25	30	29,851
			276,050
Electric — 5.6%
AES Corp.,
Sr. Unsec’d. Notes
5.125%	09/01/27	25	25,095
Ausgrid Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.850%	05/01/23	75	77,889
Edison International,
Sr. Unsec’d. Notes
3.125%	11/15/22	5	4,950
3.550%	11/15/24	30	29,828
4.950%	04/15/25	5	4,988
Sempra Energy,
Sr. Unsec’d. Notes
3.800%	02/01/38	10	9,493
Southern California Edison Co.,
First Mortgage
3.650%	02/01/50	25	24,635
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	25	25,365
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	55	51,742
3.700%	01/30/27	20	17,784
4.300%	07/15/29	15	13,329
			285,098
Electronics — 0.7%
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes
4.600%	04/06/27	13	13,683
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electronics (cont’d.)
PerkinElmer, Inc.,
Sr. Unsec’d. Notes
3.300%	09/15/29	23	$ 21,599
			35,282
Engineering & Construction — 2.1%
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes, 144A
4.875%	07/15/23	100	105,801
Environmental Control — 0.7%
Waste Connections, Inc.,
Sr. Unsec’d. Notes
3.500%	05/01/29	35	35,324
Foods — 0.5%
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/49	25	27,670
Healthcare-Products — 0.1%
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
4.133%	03/25/25	5	5,351
Healthcare-Services — 3.1%
Centene Corp.,
Sr. Unsec’d. Notes, 144A
4.250%	12/15/27	15	15,099
4.625%	12/15/29	10	10,050
5.375%	06/01/26	30	30,890
CommonSpirit Health,
Sr. Sec’d. Notes
3.347%	10/01/29	24	23,314
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.875%	08/15/29	35	36,747
3.500%	08/15/39	25	26,856
4.450%	12/15/48	10	12,214
			155,170
Insurance — 0.9%
Aflac, Inc.,
Sr. Unsec’d. Notes
3.600%	04/01/30	10	10,155
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25	35	36,400
			46,555
Internet — 5.6%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.875%	08/22/37	40	47,837
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.550%	03/15/28	25	25,356

A2

AST T. ROWE PRICE CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Internet (cont’d.)
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.800%	02/11/25	200	$ 213,477
			286,670
Iron/Steel — 0.1%
ArcelorMittal SA (Luxembourg),
Sr. Unsec’d. Notes
6.125%	06/01/25	5	4,917
Lodging — 0.8%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.200%	08/08/24	45	40,488
Media — 5.5%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.464%	07/23/22	22	22,726
4.908%	07/23/25	35	37,620
Comcast Corp.,
Gtd. Notes
3.100%	04/01/25	5	5,287
3.250%	11/01/39	35	36,654
3.900%	03/01/38	25	28,141
4.150%	10/15/28	50	56,509
4.700%	10/15/48	10	12,963
Fox Corp.,
Sr. Unsec’d. Notes, 144A
4.709%	01/25/29	25	27,407
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.625%	07/15/24	25	25,361
Walt Disney Co. (The),
Gtd. Notes
3.350%	03/24/25	25	27,226
			279,894
Mining — 0.4%
Freeport-McMoRan, Inc.,
Gtd. Notes
4.125%	03/01/28	25	21,891
Miscellaneous Manufacturing — 2.3%
General Electric Co.,
Jr. Sub. Notes, Series D
5.000%(ff)	–(rr)	14	11,443
Sr. Unsec’d. Notes
2.700%	10/09/22	50	49,181
Sr. Unsec’d. Notes, GMTN
3.450%	05/15/24	25	24,740
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38	25	29,589
			114,953
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas — 4.3%
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	01/15/23	50	$ 43,270
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27	15	12,665
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26	20	14,186
3.500%	12/01/29	30	21,116
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
3.294%	03/19/27	15	16,190
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.900%	08/15/24	15	8,246
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.650%	03/05/25	100	101,462
			217,135
Oil & Gas Services — 1.0%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
Sr. Unsec’d. Notes
2.773%	12/15/22	5	4,761
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.300%	05/01/29	50	47,687
			52,448
Pharmaceuticals — 7.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.300%	05/14/36	10	10,768
4.875%	11/14/48	25	29,000
Sr. Unsec’d. Notes, 144A
2.950%	11/21/26	45	46,047
4.050%	11/21/39	20	20,868
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.894%	06/06/22	15	14,894
3.363%	06/06/24	6	5,994
3.700%	06/06/27	35	35,546
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.410%	06/15/27	15	15,215
3.750%	09/15/25	20	20,562
4.500%	11/15/44	5	4,603
4.900%	09/15/45	20	20,643
Cigna Corp.,
Gtd. Notes
4.900%	12/15/48	8	9,514
Gtd. Notes, 144A
4.500%	02/25/26	70	75,343
Sr. Unsec’d. Notes
3.200%	03/15/40	20	18,513

A3

AST T. ROWE PRICE CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
CVS Health Corp.,
Sr. Unsec’d. Notes
4.250%	04/01/50	5	$ 5,179
5.050%	03/25/48	15	17,306
McKesson Corp.,
Sr. Unsec’d. Notes
4.750%	05/30/29	23	26,101
			376,096
Pipelines — 7.8%
APT Pipelines Ltd. (Australia),
Gtd. Notes, 144A
4.250%	07/15/27	50	54,826
Boardwalk Pipelines LP,
Gtd. Notes
4.450%	07/15/27	60	44,924
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
2.902%	07/15/31	10	8,588
3.302%	01/15/35	35	30,400
3.701%	01/15/39	10	8,642
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27	15	13,426
Sr. Sec’d. Notes, 144A
3.700%	11/15/29	25	19,001
Energy Transfer Operating LP,
Gtd. Notes
2.900%	05/15/25	5	4,239
4.050%	03/15/25	50	44,377
5.500%	06/01/27	20	17,521
Energy Transfer Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
4.500%	11/01/23	10	9,029
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.150%	06/01/25	30	14,535
Kinder Morgan Energy Partners LP,
Gtd. Notes
3.500%	03/01/21	5	4,941
Kinder Morgan, Inc.,
Gtd. Notes, 144A
5.625%	11/15/23	17	17,778
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.000%	03/15/27	50	43,268
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.600%	03/15/22	10	9,797
4.000%	09/15/25	60	52,987
			398,279
Real Estate Investment Trusts (REITs) — 7.0%
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.300%	07/15/26	35	34,511
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.900%	03/15/27	35	$ 33,905
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23	50	50,225
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.300%	07/01/30	10	9,918
5.250%	01/15/23	4	4,212
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
4.250%	11/15/23	2	1,956
SBA Tower Trust,
Asset-Backed, 144A
2.836%	01/15/50	100	101,809
Service Properties Trust,
Sr. Unsec’d. Notes
4.350%	10/01/24	20	14,684
VEREIT Operating Partnership LP,
Gtd. Notes
3.950%	08/15/27	75	70,726
4.600%	02/06/24	5	4,990
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25	30	27,976
			354,912
Retail — 2.7%
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.625%	09/01/49	10	10,085
4.200%	04/01/50	5	5,564
QVC, Inc.,
Sr. Sec’d. Notes
4.375%	03/15/23	40	38,427
Starbucks Corp.,
Sr. Unsec’d. Notes
3.350%	03/12/50	30	28,065
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	04/15/25	15	15,340
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
3.450%	06/01/26	40	39,653
			137,134
Semiconductors — 1.8%
Intel Corp.,
Sr. Unsec’d. Notes
3.400%	03/25/25	15	16,242
Micron Technology, Inc.,
Sr. Unsec’d. Notes
4.185%	02/15/27	35	35,417
4.663%	02/15/30	15	15,688
5.327%	02/06/29	3	3,287

A4

AST T. ROWE PRICE CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors (cont’d.)
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
4.150%	05/15/48	15	$ 18,550
			89,184
Software — 1.5%
Microsoft Corp.,
Sr. Unsec’d. Notes
4.100%	02/06/37	50	60,975
Oracle Corp.,
Sr. Unsec’d. Notes
3.600%	04/01/50	15	14,986
			75,961
Telecommunications — 3.3%
AT&T, Inc.,
Sr. Unsec’d. Notes
4.500%	03/09/48	5	5,420
6.375%	03/01/41	20	25,442
Rogers Communications, Inc. (Canada),
Gtd. Notes
4.350%	05/01/49	25	28,574
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.329%	09/21/28	25	28,595
4.672%	03/15/55	25	31,850
5.012%	04/15/49	10	13,492
5.250%	03/16/37	25	31,939
			165,312
Toys/Games/Hobbies — 0.6%
Hasbro, Inc.,
Sr. Unsec’d. Notes
3.550%	11/19/26	30	28,792
Transportation — 0.2%
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/25	10	10,825

Total Corporate Bonds (cost $4,664,275)			4,437,093
Municipal Bonds — 1.1%
Texas
Central Texas Turnpike System,
Revenue Bonds, Series C
3.029%	08/15/41	35	32,013
Grand Parkway Transportation Corp.,
Taxable, Revenue Bonds
3.236%	10/01/52	25	24,700

Total Municipal Bonds (cost $60,000)			56,713
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations — 4.6%
U.S. Treasury Bonds
2.375%	11/15/49	60	$ 74,794
4.375%	11/15/39	75	117,820
4.625%	02/15/40	25	40,516

Total U.S. Treasury Obligations (cost $219,170)			233,130

	Shares
Preferred Stock — 0.0%
Pharmaceuticals
Elanco Animal Health, Inc., CVT, 5.000%	10	411
(cost $500)

Total Long-Term Investments (cost $5,305,824)		5,053,339
Short-Term Investment — 3.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $164,835)(w)	164,835	164,835

TOTAL INVESTMENTS—102.6% (cost $5,470,659)		5,218,174

Liabilities in excess of other assets — (2.6)%		(132,629)

Net Assets — 100.0%		$ 5,085,545

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CVT	Convertible Security
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trust

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A5